Accrued and Other Current Liabilities - Summary of accrued and other current liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued and other current liabilities:
Accrued research and development expenses	$ 826,442	$ 586,426
Accrued employee expenses	77,196	530,500
Professional services	185,170	606,553
Other accrued expenses	417,529	5,004
Total accrued and other current liabilities	$ 1,506,337	$ 1,728,483	$ 9,649